Finance income and costs	9 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	€m	€m	€m	€m
Finance income
Interest income	1.8	1.4	5.6	4.1
Net financing gain recognized on debt transactions (a)	—	17.1	14.4	17.1
Reversal of impairment loss on short term investments	—	—	5.7	0.3
Net foreign exchange gains on translation of financial assets and liabilities	—	5.9	—	—
Total finance income	1.8	24.4	25.7	21.5
Interest expense (b)	(29.0)	(23.3)	(78.1)	(67.1)
Net foreign exchange losses arising on translation of financial assets and liabilities	(5.1)	—	(17.4)	(7.9)
Net pension interest costs	(1.3)	(1.0)	(3.5)	(3.2)
Other interest expense (c)	—	(0.1)	—	(3.8)
Amortization of debt discounts and borrowing costs	(1.8)	(1.6)	(5.2)	(4.8)
Net fair value losses on derivatives held at fair value through profit or loss	—	(0.4)	(0.4)	(1.0)
Total finance costs	(37.2)	(26.4)	(104.6)	(87.8)
Net finance costs	(35.4)	(2.0)	(78.9)	(66.3)